Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (559,621)	$ (258,124)	$ (2,409,756)	$ (1,146,796)	$ (950,609)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	157,297	81,627	384,919	89,235	0
Issuance of capital stock and warrants for services and expenses	86,246	4,800	660,251	181,592	382,855
Stock based compensation	78,698	0	151,118	152,053	147,709
Amortization of debt discount	100,085	0	11,153	50,183	0
(Loss) gain on sale of assets	(2,217)	(831)	(3,911)	550	0
Provision for losses on accounts receivable	156	0	0	1,663	0
Amortization of deferred financing costs	0	0	0	2,124	0
Changes in operating assets and liabilities
Accounts receivable	70,520	253,175	59,844	(64,176)	0
Prepaid expenses	(77,525)	13,333	(251,833)	(7,865)	(4,748)
Inventory	(43,048)	38,195	168,182	(218,157)	0
Other assets	0	(1,009)	0	(25,741)	0
Noncontrolling interest	0	0	0	0	0
Accounts payable - trade and accrued expenses	110,799	188,391	(81,758)	544,367	429,913
Income tax receivable	1,132	0	(500)	0	0
CASH PROVIDED BY (USED IN) PROVIDED BY OPERATING ACTIVITIES	(77,478)	319,557	(1,312,291)	(440,968)	5,120
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	849	(4,049)	(121,060)	(22,815)	0
Cash from the acquisition of TransTech Systems, Inc.	0	0	0	76,216	0
Proceeds from sale of equipment	2,450	4,017	13,377	0	0
Purchase of investments- deposit	0	0	50	0	(50)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	3,299	(32)	(107,633)	53,401	(50)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	0	(440,077)	(136,957)	0	0
Proceeds from line of credit	72,106	22,478	0	188,283	0
Distribution	0	0	0	(20,000)	0
Repayment of debt	0	0	(650,000)	0	0
Proceeds from the issuance of common stock	88,766	30,909	943,233	0	0
Repayments of capital leases	(3,446)	(10,900)	(23,221)	(2,104)	0
Proceeds from the issuance of convertible debt	(100,000)	50,000	1,300,000	300,000	0
Change in minority interest	(4,324)	0	(4,755)	0	0
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	53,102	(347,590)	1,428,300	466,179	0
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(21,077)	(28,065)	8,376	78,612	5,070
CASH AND CASH EQUIVALENTS, beginning of period	92,313	83,937	83,937	5,325	255
CASH AND CASH EQUIVALENTS, end of period	71,236	55,872	92,313	83,937	5,325
Supplemental disclosures of cash flow information:
Interest paid	13,813	17,058	164,503	23,014	35,139
Taxes paid	0	0	3,041	0	0
Non-cash investing and financing activities:
Issuance of warrants in connection with convertible debt	0	0	0	61,336	0
Issuance of common stock for acquisition	0	0	200,000	134,592	0
Debtenture converted to common stock	100,000	0	425,000	0	0
Issuance of common stock for conversion of liabilities	0	0	262,987	144,000	0
Issuance of note payable for acquisition	$ 0	$ 0	$ 100,000	$ 2,300,000	$ 0